SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price		$ 0.05
Stock options outstanding	122,529,342
Weighted average remaining contractual life	2 years 6 months 10 days
Stock options vested	30,884,971
Exercise Price 1 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.0011
Stock options outstanding	46,762
Weighted average remaining contractual life	4 years
Stock options vested	46,762
Exercise Price 2 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.02
Stock options outstanding	42,415,560
Weighted average remaining contractual life	2 years 7 months 9 days
Stock options vested	3,534,630
Exercise Price 3 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.022
Stock options outstanding	47,128,400
Weighted average remaining contractual life	2 years 7 months 9 days
Stock options vested	3,927,367
Exercise Price 4 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.05
Stock options outstanding	32,938,620
Weighted average remaining contractual life	4 years 3 days
Stock options vested	23,376,212